CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT
Cash and cash equivalents	R$ 3,249,127	R$ 4,387,453
Marketable securities	6,150,631	21,098,565
Trade accounts receivable	3,035,817	2,537,058
Inventories	4,685,595	1,853,104
Recoverable taxes	997,201	296,832
Derivative financial instruments	260,273	352,454
Advances to suppliers	170,481	98,533
Assets held for sale		5,718
Other assets	335,112	169,175
Total current assets	18,884,237	30,798,892
NON-CURRENT
Marketable securities	179,703
Recoverable taxes	708,914	231,498
Deferred taxes	2,134,040	8,998
Derivative financial instruments	838,699	141,480
Advances to suppliers	1,087,149	218,493
Judicial deposits	268,672	129,005
Other assets	228,881	93,935
Biological assets	10,571,499	4,935,905
Investments	322,446	14,338
Property, plant and equipment	41,120,945	17,020,259
Right of use	3,850,237
Intangible	17,712,803	339,841
Total non-current	79,023,988	23,133,752
TOTAL ASSET	97,908,225	53,932,644
CURRENT
Trade accounts payable	2,376,459	632,565
Loans, financing and debentures	6,227,951	3,426,696
Current lease liabilities	656,844
Derivative financial instruments	893,413	596,530
Taxes payable	307,639	243,835
Payroll and charges	400,435	234,192
Liabilities for assets acquisitions and subsidiaries	94,414	476,954
Dividends payable	5,720	5,434
Advances from suppliers	59,982	75,159
Other liabilities	456,338	367,313
Total current liabilities	11,479,195	6,058,678
NON-CURRENT
Loans, financing and debentures	57,456,375	32,310,813
Lease Liabilities	3,327,226
Derivative financial instruments	2,024,500	1,040,170
Liabilities for assets acquisitions and subsidiaries	447,201	515,558
Provision for judicial liabilities	3,512,477	351,270
Employee benefit plans	736,179	430,427
Deferred taxes	578,875	1,038,133
Share-based compensation plans	136,505	124,318
Other liabilities	121,723	37,342
Total non-current liabilities	68,341,061	35,848,031
TOTAL LIABILITIES	79,820,256	41,906,709
Equity
Share Capital	9,235,546	6,241,753
Capital reserves	6,416,864	674,221
Treasury shares	(218,265)	(218,265)
Retained earnings reserves	317,144	2,992,590
Other reserves	2,221,341	2,321,708
Controlling shareholders	17,972,630	12,012,007
Non-controlling interest	115,339	13,928
Total equity	18,087,969	12,025,935
TOTAL LIABILITIES AND EQUITY	R$ 97,908,225	R$ 53,932,644